FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 36: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. A fair value calculation is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

The fair value information as at December 31,2010 has been restated to reflect the impact discussed in Note 43.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2010 and 2011:

Cash, deposits, repos: The carrying amount of cash, deposits with central bank and other banks and repurchase and resale agreements approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality. For variable rate commercial loans that re-price frequently (within a relatively short time frame) and have no significant change in credit risk, fair value is based on carrying amount. Impaired loans secured with collateral are not considered to be “collateral dependent” if foreclosure is not probable and repayment is not expected to be provided solely by the underlying collateral, therefore such loans are not disclosed as Level 3 fair value measurements on a non-recurring basis. For impaired loans secured with collateral for which foreclosure is probable, the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy (see Note 13).

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality. In particular, for Greek government bonds classified as held-to-maturity securities that were exchanged in the context of the PSI (see Note 11)

Deposits: The fair value for demand deposits and deposits with no defined maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2010		Year ended December 31, 2011
	As restated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	6,398,767	6,399,000	3,767,624	3,771,226
Held to maturity securities	3,598,285	2,620,525	1,002,202	963,301
Loans at amortized cost, net of allowance	75,303,928	75,220,207	69,174,975	69,050,417
Financial Liabilities:
Deposits at amortized cost	92,654,725	92,641,905	89,795,575	89,807,018
Other borrowed funds	1,111,663	1,109,408	925,971	920,699
Long-term debt at amortized cost	2,544,850	2,669,250	1,878,074	1,838,635

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2010				value
As restated	(EUR in thousands)
Assets
Trading assets	1,106,670	1,641,790	36,862	2,785,322
Greek government bonds	-	797,377	-	797,377
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	299,962	79	300,041
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Greek treasury bills	934,552	-	-	934,552
Foreign treasury bills	6,563	6,999	-	13,562
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,592,588	38,234	1,634,270
Available-for-sale securities	4,169,976	9,326,970	191,564	13,688,510
Greek government bonds	-	6,583,084	72,980	6,656,064
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	824,442	14,346	838,788
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Foreign treasury bills	-	218,320	-	218,320
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,154,022	266,660	18,900,785
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,760,160	12,096	1,782,470
Long-term debt fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,261,393	12,719	4,284,326

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2011				fair value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public entities	176,932	42,875	-	219,807
Debt securities issued by financial institutions incorporated in Greece	-	44,025	370	44,395
Debt securities issued by financial institutions incorporated outside Greece	-	77,251	32,775	110,026
Corporate debt securities issued by companies incorporated in Greece	-	10,876	-	10,876
Corporate debt securities issued by companies incorporated outside Greece	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Mutual funds	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public entities	2,706,134	347,617	-	3,053,751
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Foreign treasury bills	25,574	154,876	-	180,450
Mutual Funds	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	137,190	21,829	9,341	168,360
Total Assets	3,617,698	7,721,165	4,248,521	15,587,384
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long term debt(1)	-	1,059,297	-	1,059,297
Total Liabilities	13,380	7,140,204	10,937	7,164,521
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

(c)       Transfers from Level 1 to Level 2

In 2010, Greek government bonds amounting to EUR 6.3 million in financial assets at fair value through profit and loss and EUR 5,600.4 million in available-for-sale investment securities were transferred from Level 1 to Level 2, due to the significant reduction or disappearance of trading activity. For the same reason, long term debt for which the Group has elected the fair value option were also transferred from Level 1 to Level 2. The deteriorating macroeconomic conditions during 2010 in Greece, the severe recession of Greek economy, the unprecedented pressure on the public finances of the Hellenic Republic and the tensions related to Greek public finance have affected the liquidity of Greek government bonds traded on HDAT (the electronic dealing platform for Greek government bonds). As a result of this significant reduction in liquidity the Bank has reclassified the Greek government bonds from Level 1 to Level 2.

In 2011, there were no transfers from Level 1 to Level 2.

(d)       Valuation techniques:

The fair value of trading assets and AFS debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. In particular, available for sale securities valued using valuation techniques with significant unobservable inputs principally comprise of securities that require correlation between various interest indices.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2011 include:

  Greek government bonds that were eligible for the PSI transferred into Level 3 at December 31, 2011 because the fair market value was based on a discount rate of 12%, which was derived from an internal analysis.
  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input and derivatives for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Securities at fair value through profit or loss and available-for-sale securities, which are valued using valuation techniques with significant unobservable inputs, principally comprised of securities that require correlation between various interest indices.
  Available-for-sale corporate bonds, transferred into Level 3 at December 31, 2011 because the fair value was estimated based on the prices with which the issuers completed tender offers with respect to these or similar instruments.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and December 31, 2011 including realized and unrealized gains/(losses) included in earnings and OCI.

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
	As restated
	(EUR in thousands)
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	28,309	38,415	-	(28,534)	(12,052)	26,138
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

	2011
	Balance at	Gain/(losses)	Gain/(losses)	Purchases	Settlements	Transfer
	beginning	included	included			into/(out of)	Balance at
	of year	in earnings	in OCI			level 3	end of year
Trading assets	36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds	-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions	79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions	36,783	(4,008)	-	-	-	-	32,775
Net Derivatives	26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities	191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds	72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece	14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece	104,238	9	(22,897)	-	-	-	81,350
Other assets	-	-	-	9,341	-	-	9,341
Deposits at fair value	623	114	-		(737)	-	-

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 381 thousand for the year ended December 31, 2010 and to EUR 27  thousand for the year ended December 31, 2011 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2011, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to Nil, EUR 2,232 thousand and EUR 114 thousand for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2010, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (7,578) thousand, EUR 37,329 thousand and EUR 10 thousand for trading assets, derivatives and deposits respectively.

The transfers out of Level 3 in 2010 relate to securities that have been reclassified in the held-to-maturity portfolio and therefore are no longer measured at fair value.